Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Mid-Cap Growth Fund, Inc.
Entity Central Index Key	0001022624
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	PEEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class A	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.41%	8.82%	8.80%
Class A without sales charges	11.55%	10.06%	9.41%
Russell Midcap Growth Index	19.07%	10.50%	10.61%
Russell Midcap Index	20.16%	11.24%	9.58%
Broad-Based Securities Market Index: S&P 500 Index*	27.14%	15.92%	12.98%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,460,212,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 13,345,480
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	PEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class C	$217	2.06%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.44%	9.13%	8.58%
Class C without sales charges	10.44%	9.13%	8.58%
Russell Midcap Growth Index	19.07%	10.50%	10.61%
Russell Midcap Index	20.16%	11.24%	9.58%
Broad-Based Securities Market Index: S&P 500 Index *	27.14%	15.92%	12.98%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,460,212,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 13,345,480
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R
Trading Symbol	JDERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R	$133	1.26%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	11.40%	9.85%	9.20%
Russell Midcap Growth Index	19.07%	10.50%	10.61%
Russell Midcap Index	20.16%	11.24%	9.58%
Broad-Based Securities Market Index: S&P 500 Index *	27.14%	15.92%	12.98%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,460,212,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 13,345,480
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1) %
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class Z
Trading Symbol	PEGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class Z	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	11.94%	10.43%	9.75%
Russell Midcap Growth Index	19.07%	10.50%	10.61%
Russell Midcap Index	20.16%	11.24%	9.58%
Broad-Based Securities Market Index: S&P 500 Index *	27.14%	15.92%	12.98%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,460,212,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 13,345,480
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R2
Trading Symbol	PEGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R2	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.59%	10.04%	10.21% (12/27/2017)
Russell Midcap Growth Index	19.07%	10.50%	10.85%
Russell Midcap Index	20.16%	11.24%	9.69%
Broad-Based Securities Market Index: S&P 500 Index*	27.14%	15.92%	13.80%

*The Fund has added this broad-based index in response to new r egulat
ory requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,460,212,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 13,345,480
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R4
Trading Symbol	PEGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R4	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.84%	10.30%	10.49% (12/27/2017)
Russell Midcap Growth Index	19.07%	10.50%	10.85%
Russell Midcap Index	20.16%	11.24%	9.69%
Broad-Based Securities Market Index: S&P 500 Index*	27.14%	15.92%	13.80%

*The Fund has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,460,212,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 13,345,480
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	PJGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R6	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within the consumer sectors, especially specialty retail and food products, added the most to the Fund’s performance relative to the Index. The Fund’s overweights in real estate and information technology and its underweight in healthcare also bolstered relative results.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to software), and industrials (weighed down by professional services) were primary sources of weakness relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	12.13%	10.56%	9.93%
Russell Midcap Growth Index	19.07%	10.50%	10.61%
Russell Midcap Index	20.16%	11.24%	9.58%
Broad-Based Securities Market Index: S&P 500 Index *	27.14%	15.92%	12.98%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,460,212,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 13,345,480
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 2,460,212,784
Number of fund holdings	69
Total advisory fees paid for the year	$ 13,345,480
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Financial Services	5.3%
Life Sciences Tools & Services	4.9%
Biotechnology	4.0%
Health Care Equipment & Supplies	4.0%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
IT Services	3.6%
Real Estate Management & Development	3.3%
Oil, Gas & Consumable Fuels	3.0%
Media	2.5%
Ground Transportation	2.3%
Consumer Staples Distribution & Retail	2.2%
Commercial Services & Supplies	2.1%
Interactive Media & Services	2.0%
Entertainment	1.9%
Consumer Finance	1.8%
Food Products	1.8%
Electronic Equipment, Instruments & Components	1.8%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Industry Classification	% of Net Assets
Machinery	1.7%
Professional Services	1.7%
Construction Materials	1.7%
Banks	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Personal Care Products	1.4%
Electrical Equipment	1.4%
Household Durables	1.3%
Capital Markets	1.1%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Insurance	0.9%
Communications Equipment	0.8%
Independent Power & Renewable Electricity Producers	0.7%
Energy Equipment & Services	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets